Expense Example - Class K - BlackRock New York Municipal Opportunities Fund - Class K	Oct. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	187
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	$ 745